SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		203 Months Ended		12 Months Ended			203 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended				12 Months Ended
	Mar. 07, 2014	Jun. 21, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Mar. 11, 2014	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Sep. 30, 2014 Series B Preferred Stock [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member] Maximum [Member]	Nov. 06, 2014 Subsequent Event [Member]	Oct. 09, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Oct. 09, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Oct. 09, 2014 Subsequent Event [Member] Series A Preferred Stock [Member] Minimum [Member]	Oct. 09, 2014 Subsequent Event [Member] Series A Preferred Stock [Member] Maximum [Member]	Oct. 09, 2014 Subsequent Event [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share				$ 0.10														$ 0.10	$ 0.112	$ 0.129		$ 0.10			$ 0.30							$ 0.124
Proceeds from issuance of common stock	$ 9,451,000																								$ 9,451,000							$ 300,000
Issuance of stock during period																			21,015,170	28,460,908	1,153,846											2,425,709
Additional shares issued																		1,634,615														57,690
Issuance of common stock for commitment fee			1,123,033
Common shares issued in exchange for convertible notes		9,486,720	8,046,000		9,739,912																				20,400,000
Proceeds from the sale of prior unused net operating loss carryovers				458,000	392,000																					458,279
Common Stock, shares authorized			800,000,000	800,000,000	800,000,000																		50,000,000
Exercise of stock options			90,855	20,194	10,606	5,141																			1,224,000
Additional award option																											100,000
Warrants, exercise price																									$ 0.3125
Exercise of warrants				139,526																					10,200,000
Exercise of warrants (in shares)																									40,800,000
Additional amount of securities proposed maximum aggregate offering price																									2,762,500
Total registered amount																									$ 16,575,000
Preferred Stock, Dividend Rate, Percentage															10.00%																10.00%
Preferred Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Percent of Preferred Stock Holder who Elect to Convert into Common Stock																												80.00%
Common Stock Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001																							$ 0.001
Conversion of Stock, Conversion Price Per Share																													$ 1.25	$ 0.77	$ 0.036
Effectiveness of Preferred Stock Series Amendment, Preferred Stock Holder Percentage who are Elect to Convert Into Common Stock																												88.00%			93.00%
Share Price			$ 0.224					$ 0.240																$ 100.00
Number of preferred shares converted	40,800,000								0	3,003	9,558,112		198.27	140.87		22,774.45								92,712.27				1,894,969			84,283.99
Common shares issued upon conversion	20,400,000																											2,583,289			256,111,243
Preferred Stock Shares Issued									1,759,666	1,594,164	1,759,666	1,894,969	79,336.54	72,073.26		79,336.54	84,283.99							0
Preferred Stock Shares Outstanding									1,759,666	1,594,164	1,759,666	1,894,969	79,336.54	72,073.26		79,336.54	84,283.99							0
Reverse split ratio																							0.25
Undesignated Preferred Stock Authorized			100,000,000																				5,000,000